INTANGIBLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLES
	Estimated End-of-Life (year)	September 30, 2024	December 31, 2023
Capitalized patent costs	2041	$141,348	$125,225
Accumulated amortization		(17,012)	(11,929)
Intangible assets, net		$124,336	$113,296

	Estimated Remaining Life (years)	December 31, 2023	December 31, 2022
Capitalized patent costs	17	$125,225	$79,179
Accumulated amortization		(11,929)	(3,644)
Intangible assets, net		$113,296	$75,535